Qualitative and Quantitative Information of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of Contracts Holding

The Group is holding the following contracts:

At December 31, 2025

		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
	(EUR thousand)
Notional amount (1)	Forward	27,048	—	—	27,048	1,617	Other current financial assets
Average forward rate (EUR/USD)		1.109

Notional amount (2)	Forward	12,866	—	—	12,866	167	Other current financial assets
Average forward rate (EUR/USD)		1.166

Total					39,914	1,784
(1) Derivatives not designated as hedging instruments
(2) Derivatives designated as hedging instruments

At December 31, 2024

		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
	(EUR thousand)
Notional amount (2)	Forward	34,349	—	—	34,349	(1,660)	Other current financial liabilities
Average forward rate (EUR/USD)		1.092

Notional amount (2)	Forward	18,079	13,977	2,333	34,389	(1,412)	Other current financial liabilities
Average forward rate (EUR/USD)		1.106	1.073	1.072

Total					68,738	(3,072)
(1) Derivatives not designated as hedging instruments
(2) Derivatives designated as hedging instruments

Financial Liabilities Composition and Impact of Hedging Instrument on Statement of Financial Position

The financial liabilities composition and the impact of the hedging instrument on the statement of financial position at December 31, 2025 and December 31, 2024 are as follows:

At December 31, 2025

	Fix Through derivatives	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
	(EUR thousand)
Bank loans	254,400	910	120,269	375,579	(287)	375,292	(302)	Current financial assets/ Non-current financial assets/ Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	30,001	30,001	—	30,001	—	Current financial liabilities
Notes	—	50,000	—	50,000	(147)	49,853	—	Non-current financial liabilities
Total	254,400	50,910	150,270	455,580	(434)	455,146	(302)

Percentage of Total	56%	11%	33%

At December 31, 2024

	Fix Through derivatives	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
	(EUR thousand)
Bank loans	190,709	1,359	120,404	312,472	(223)	312,249	(279)	Current financial assets/ Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	50,030	50,030	—	50,030	—	Current financial liabilities
Notes	—	50,000	—	50,000	(210)	49,790	—	Non-current financial liabilities
Total	190,709	51,359	170,434	412,502	(433)	412,069	(279)

Percentage of Total	46%	13%	41%

Impact of Hedging on Equity in Cash Flow Hedge Reserve

Set out below is the impact of hedging on equity:

	Cash Flow Hedge Reserve	Cost of Hedging Reserve
	(EUR thousand)
At January 1, 2024	(385)	83
Foreign exchange forward	1,667	9
Tax effect	(465)	(2)
At 31 December, 2024	817	90
Foreign exchange forward	(1,327)	(67)
Tax effect	370	16
At 31 December, 2025	(140)	39

Set out below is the impact of hedging on equity:

Cash Flow Hedge Reserve
(EUR thousand)
At January 1, 2024	(1,870)
Interest Rate Swap	2,740
Tax effect	(658)
At December 31, 2024	212
Interest Rate Swap	24
Tax effect	(6)
At December 31, 2025	230

Schedule of Interest Rate and Exchange Rate Sensitivity

At December 31, 2025

Exchange rate sensitivity
	Increase/decrease in percentage points		Effect on operating profit
	(EUR thousand)
Euro	1%	(1)%	(1,033)	1,053
U.S. dollar	3%	(3)%	(3,037)	3,225
	5%	(5)%	(4,966)	5,489

Euro	1%	(1)%	211	(215)
Mexican Pesos	3%	(3)%	620	(659)
	5%	(5)%	1,014	(1,121)

Euro	1%	(1)%	(42)	43
China Renmimbi	3%	(3)%	(123)	130
	5%	(5)%	(201)	222

At December 31, 2024

Exchange rate sensitivity
	Increase/decrease in percentage points		Effect on operating profit
	(EUR thousand)
Euro	1%	(1)%	(1,032)	1,053
U.S. dollar	3%	(3)%	(3,035)	3,223
	5%	(5)%	(4,962)	5,484

Euro	1%	(1)%	193	(197)
Mexican Pesos	3%	(3)%	567	(602)
	5%	(5)%	928	(1,025)

Euro	1%	(1)%	(122)	125
China Renmimbi	3%	(3)%	(359)	381
	5%	(5)%	(587)	649

The following table presents an analysis of sensitivity to a change in interest rates on the portion of loans and borrowings affected. With all other variables held constant, the Group’s marginality is affected as follows:

At December 31, 2025

Interest rate sensitivity
	Increase/decrease in interest rate		Effect on profit before tax
	(EUR thousand)
	+20 BP	-20 BP	(243.8)	243.8
	+50 BP	-50 BP	(609.5)	609.5
	+100 BP	-100 BP	(1,219.0)	1,219.0

At December 31, 2024

Interest rate sensitivity
	Increase/decrease in interest rate		Effect on profit before tax
	(EUR thousand)
	+20 BP	-20 BP	(201)	201
	+50 BP	-50 BP	(502)	502
	+100 BP	-100 BP	(1,004)	1,004

Schedule of Due Dates of Financial and Other Liabilities

The following table summarizes the due dates of the Group’s financial and other liabilities at December 31, 2025 and 2024 on the basis of contractual payments of principal portion which have not been discounted:

At December 31, 2025
	Due within one year	Due between one and five years	Due beyond five years	Total
	(EUR thousand)
Bank overdrafts and short-term loan facilities	30,001	—	—	30,001
Borrowings from banks (*)	87,488	276,286	11,806	375,580
Notes (*)	—	50,000	—	50,000
Lease liabilities (**)	4,997	9,907	383	15,287
Other financial liabilities	1,169	—	—	1,169
Trade payables	263,308	—	—	263,308
Tax payables	22,426	—	—	22,426
Other liabilities (***)	65,444	—	1,829	67,273
Employee benefits (****)	965	2,447	3,372	6,784
Total liabilities	475,798	338,640	17,390	831,828

(*) The corresponding balance reported in the consolidated financial statement position is EUR 375,292 thousand and EUR 49,853 thousand respectively and refers to adoption of amortized cost.

(**) The corresponding balance in the consolidated financial statement position is EUR 13,759 thousand and refers to adoption of IFRS 16.

(***) Other liabilities are mainly related to payables to personnel and social security institutions, other tax payables as well as allowance for future expected customer returns.

(****) Allocated in line with the estimated timing of future disbursements.

At December 31, 2024
	Due within one year	Due between one and five years	Due beyond five years	Total
	(EUR thousand)
Bank overdrafts and short-term loan facilities	50,030	—	—	50,030
Borrowings from banks (*)	56,893	245,579	10,000	312,472
Notes (*)	—	50,000	—	50,000
Lease liabilities (**)	5,864	11,731	1,549	19,144
Other financial liabilities	1,573	—	—	1,573
Trade payables	231,020	—	—	231,020
Tax payables	25,431	—	—	25,431
Other liabilities (***)	55,983	—	1,814	57,797
Employee benefits	120	160	6,883	7,163
Total liabilities	426,914	307,470	20,246	754,630

(*) The corresponding balance reported in the consolidated financial statement position is EUR 312,249 thousand and EUR 49,790 thousand respectively and refers to adoption of amortized cost.

(**) The corresponding balance in the consolidated financial statement position is EUR 16,901 thousand and refers to adoption of IFRS 16.

(***) Other liabilities are mainly related to payables to personnel and social security institutions, other tax payables as well as allowance for future expected customer returns.

Summary of Hedging Contracts

The Group is holding the following hedging contracts (Interest Rate Swaps):

Line item in the statement of financial position	Contract notional	Currency	Carrying amount at December 31, 2025	Carrying amount at December 31, 2024
	(EUR thousand)
Non-current financial assets	107,453	EUR	340	—
Current financial assets	19,447	EUR	158	711
Non-current financial liabilities	98,958	EUR	(208)	(642)
Current financial liabilities	28,542	EUR	(592)	(348)